Property, plant and equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 4,198
Property, plant and equipment at end of period	SFr 5,229	SFr 4,198
Lease Facilities, Schlieren
Disclosure of detailed information about property, plant and equipment [line items]
Lease, extension term	2 years
Property, plant and equipment | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	SFr 1,344
Property, plant and equipment at end of period	1,405	1,344
Property, plant and equipment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	119
Property, plant and equipment at end of period	65	119
Property, plant and equipment | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	206
Property, plant and equipment at end of period	83	206
Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	128
Property, plant and equipment at end of period	63	128
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,401
Property, plant and equipment at end of period	3,614	2,401
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	22,463	22,023
Additions	3,128	705
Disposals	(488)	(265)
Property, plant and equipment at end of period	25,103	22,463
Cost | Property, plant and equipment | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	10,002	9,740
Additions	662	356
Disposals	(61)	(94)
Property, plant and equipment at end of period	10,602	10,002
Cost | Property, plant and equipment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	764	723
Additions	0	145
Disposals	0	(104)
Property, plant and equipment at end of period	764	764
Cost | Property, plant and equipment | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,448	1,311
Additions	52	204
Disposals	(427)	(67)
Property, plant and equipment at end of period	1,074	1,448
Cost | Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	633	633
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	633	633
Cost | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,616	9,616
Additions	2,414	0
Disposals	0	0
Property, plant and equipment at end of period	12,030	9,616
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(18,265)	(16,342)
Depreciation charge for the year	(2,097)	(2,188)
Disposals	488	265
Property, plant and equipment at end of period	(19,874)	(18,265)
Accumulated depreciation | Property, plant and equipment | Lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(8,658)	(8,068)
Depreciation charge for the year	(601)	(684)
Disposals	61	94
Property, plant and equipment at end of period	(9,198)	(8,658)
Accumulated depreciation | Property, plant and equipment | Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(645)	(700)
Depreciation charge for the year	(54)	(49)
Disposals	0	104
Property, plant and equipment at end of period	(699)	(645)
Accumulated depreciation | Property, plant and equipment | IT hardware
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,242)	(1,125)
Depreciation charge for the year	(176)	(184)
Disposals	427	67
Property, plant and equipment at end of period	(991)	(1,242)
Accumulated depreciation | Property, plant and equipment | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(504)	(434)
Depreciation charge for the year	(66)	(70)
Disposals	0	0
Property, plant and equipment at end of period	(570)	(504)
Accumulated depreciation | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7,215)	(6,015)
Depreciation charge for the year	(1,201)	(1,200)
Disposals	0	0
Property, plant and equipment at end of period	SFr (8,416)	SFr (7,215)